SCHEDULE OF INTANGIBLE ASSETS ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2023
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	10 years
Favorable Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life	17 years